Investment in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2024
Investment in Associates [Abstract]
Investment in Associates and Joint Ventures
NOTE 7:-	INVESTMENT IN ASSOCIATES AND JOINT VENTURES

a.	MitoCareX - Joint Venture Transaction

On March 10, 2022, the Company entered into a Founders and Investment Agreement with Dr. Alon Silberman, or the MitoCareX Agreement. Pursuant to the MitoCareX Agreement, the Company invested an initial amount of $700, and agreed to invest over the next two years, an additional $1,000, subject to the achievement of certain pre-determined milestones as agreed upon in the MitoCareX Agreement, for up to a 50.01% ownership in MitoCareX Bio Ltd. (“MitoCareX”). MitoCareX is focused on the discovery and development of potential drugs for cancers and other life-threatening conditions. The MitoCareX Agreement also contains customary representations, warranties, covenants, and indemnification provisions. On March 31, 2022, the closing conditions were met, and the Company paid the initial investment amount of $700 to MitoCareX. As of December 31, 2022, the Company owns 31.48% of the outstanding shares of MitocareX.

On February 17, 2023, MitoCareX achieved its first milestone pursuant to the MitoCare X Agreement. As a result of MitoCareX meeting this milestone, the Company will invest an additional $400 in MitoCareX and increase its share ownership in MitoCareX Bio from 31.48% to 41.92%.

On November 25, 2023, MitoCareX achieved its second milestone pursuant to the MitoCareX Agreement. As a result of MitoCareX meeting this milestone, the Company invested an additional sum of $600 in MitoCareX and increased its share ownership in MitoCareX from 41.92% to 52.73%. Notwithstanding the above, the Company and MitoCareX agreed for the additional $600 installment to be deferred to March 25, 2024, and the $600 installment was paid on March 11, 2024.

On September 26, 2024, the Company signed a non-binding letter of intent relating to the sale of its entire ownership interest in MitoCareX to N2OFF, Inc. (“N2OFF”) a publicly-traded company in the United States which is a related party (the “Purchaser”). Pursuant to the terms of the letter of intent, initially, in exchange for transferring and selling to the Purchaser a number of ordinary shares of MitoCareX that constitute 27% of SciSparc’s ownership in MitoCareX, SciSparc will receive cash consideration of $700. Subsequent to this first phase, SciSparc will transfer to the Purchaser the remaining 73% of its ownership stake in MitoCareX in exchange for a certain number of shares based on the valuation of the Purchaser equal to $8,000 and a valuation of MitoCareX equal to $5,000 (the latter of which includes the $700, in cash consideration for SciSparc’s shares described above). The letter of intent also includes provisions for additional milestones that, upon achievement, may increase the consideration paid by the Purchaser to SciSparc from $5,000 to $7,000. The details of the full terms of this transaction are subject to negotiation and execution of definitive agreements. As of December 31, 2024, the Company and the Purchaser have not closed the sale of the ownership of MitoCareX and the Company still holds 52.73% of the issued and outstanding share capital of MitoCareX. See also Note 25(d).

During the year ended December 31, 2024, the Company recorded equity losses from the investment in MitoCareX in the amount of $429 (for the year ended December 31, 2023 - $210).

The table below summarizes the fair value of the investment in MitoCareX:

Balance at January 1, 2022	$-
Investment date March 31, 2022	700
Equity losses from investment in MitoCareX	(109)

Balance at December 31, 2022	$591

Investment following achievement of first milestone	400
Equity losses from investment in MitoCareX	(210)
Balance at December 31, 2023	$781

Investment following achievement of second milestone	$600
Equity losses from investment in MitoCareX	(429)
Balance at December 31, 2024	$952